Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 27, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000027972
Account Value [Line Items]
Account Value	$ 13,437	$ 13,437	$ 13,437	$ 13,437	$ 12,855	$ 11,485		$ 15,484	$ 11,487	$ 10,520	$ 10,414	$ 9,944	$ 8,529	$ 9,306	$ 9,572
Average Annual Return, Percent	0.11%		4.11%	3.00%
C000027972 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.53%		5.02%	3.45%
C000027975
Account Value [Line Items]
Account Value	$ 14,395	14,395	$ 14,395	$ 14,395	13,739	12,244		16,465	12,184	11,127	10,987	10,466	8,957	9,748	10,000
Average Annual Return, Percent	4.78%		5.28%	3.71%
C000027975 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.78%		5.28%	3.71%
C000230902
Account Value [Line Items]
Account Value	$ 8,702	$ 8,702	$ 8,702	$ 8,702	8,301	7,394	$ 10,000
Average Annual Return, Percent	4.83%	(4.64%)
C000230902 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.83%	(4.64%)
C000027978
Account Value [Line Items]
Account Value	$ 14,477	$ 14,477	$ 14,477	$ 14,477	13,827	12,321		16,586	12,275	11,213	11,058	10,519	8,994	9,769	10,000
Average Annual Return, Percent	4.70%		5.24%	3.77%
C000027978 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.70%		5.24%	3.77%
C000027974
Account Value [Line Items]
Account Value	$ 13,012	13,012	$ 13,012	$ 13,012	12,545	11,292		15,340	11,467	10,585	10,551	10,154	8,776	9,647	10,000
Average Annual Return, Percent	2.72%		4.22%	2.67%
C000027974 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	3.72%		4.22%	2.67%
MSCI ACWI ex USA (net)
Account Value [Line Items]
Account Value	$ 14,579	$ 14,579	$ 14,579	$ 14,579	13,061	11,588	$ 10,000	$ 14,380	$ 10,596	$ 11,130	$ 10,988	$ 10,243	$ 8,504	$ 9,474	$ 10,000
Average Annual Return, Percent	11.62%	1.08%	5.55%	3.84%
C000230902 MSCI ACWI ex USA (net)
Account Value [Line Items]
Account Value	$ 10,320	$ 10,320	$ 10,320	$ 10,320	$ 9,246	$ 8,203